Schedule of Investments (unaudited)
February 29, 2024
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 1.9%
TELUS Corp.	1,379,562	$ 24,060,887
Denmark — 2.9%
Novo Nordisk A/S, Class B	313,861	37,464,233
France — 8.9%
Air Liquide SA	139,518	28,357,425
L’Oreal SA	53,987	25,787,933
LVMH Moet Hennessy Louis Vuitton SE	37,968	34,654,746
Sanofi SA	276,241	26,329,807
		115,129,911
Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	34,237,500	13,341,806
Mexico — 1.9%
Wal-Mart de Mexico SAB de CV	6,225,358	24,866,003
Netherlands — 4.0%
Koninklijke KPN NV	7,430,439	27,161,698
Shell PLC	788,594	24,777,015
		51,938,713
Singapore — 1.0%
DBS Group Holdings Ltd.	511,300	12,677,828
Switzerland — 4.4%
Nestlé SA, Registered Shares	286,674	29,733,027
Zurich Insurance Group AG, Class N	50,603	26,922,336
		56,655,363
Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,723,000	37,758,721
United Kingdom — 11.1%
AstraZeneca PLC	266,245	33,561,119
BAE Systems PLC	1,234,333	19,374,918
Diageo PLC	689,902	25,847,392
Prudential PLC	1,261,122	12,425,642
RELX PLC	776,086	33,983,532
Taylor Wimpey PLC	10,226,787	17,822,698
		143,015,301
United States — 59.5%
AbbVie, Inc.	182,994	32,216,094
Accenture PLC, Class A	88,561	33,190,892
Allegion PLC	242,849	31,053,102
American Express Co.	61,270	13,443,863
Security	Shares	Value
United States (continued)
Apple Inc.	200,350	$ 36,213,262
Applied Materials, Inc.	149,916	30,226,064
Assurant, Inc.	113,118	20,525,261
Baker Hughes Co., Class A	781,356	23,120,324
Carrier Global Corp.	419,151	23,296,413
Charles Schwab Corp. (The)	306,457	20,465,198
Citizens Financial Group, Inc.	823,440	25,847,782
Intercontinental Exchange, Inc.	187,620	25,970,360
M&T Bank Corp.	139,411	19,481,293
Mastercard, Inc., Class A	27,478	13,045,455
Meta Platforms, Inc., Class A	55,107	27,009,594
Microsoft Corp.	154,340	63,841,198
Mondelez International, Inc., Class A	430,107	31,427,918
Moody’s Corp.	52,041	19,745,396
Oracle Corp.	218,476	24,399,400
Otis Worldwide Corp.	281,965	26,871,265
Paychex, Inc.	262,291	32,162,122
Philip Morris International, Inc.	229,573	20,652,387
Republic Services, Inc.	146,773	26,947,523
Texas Instruments, Inc.	149,533	25,021,357
Union Pacific Corp.	128,535	32,608,044
United Parcel Service, Inc., Class B	169,896	25,188,781
UnitedHealth Group, Inc.	67,443	33,289,865
Williams Cos., Inc. (The)	559,571	20,110,982
Zoetis, Inc., Class A	65,301	12,951,147
		770,322,342
Total Long-Term Investments — 99.5% (Cost: $1,017,534,577)		1,287,231,108
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(a)(b)	7,149,854	7,149,854
Total Short-Term Securities — 0.6% (Cost: $7,149,854)		7,149,854
Total Investments — 100.1% (Cost: $1,024,684,431)		1,294,380,962
Liabilities in Excess of Other Assets — (0.1)%		(764,162)
Net Assets — 100.0%		$ 1,293,616,800
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 10,654,110	$ —	$ (3,504,256)(a)	$ —	$ —	$ 7,149,854	7,149,854	$ 371,596	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 24,060,887	$ —	$ —	$ 24,060,887
Denmark	—	37,464,233	—	37,464,233
France	—	115,129,911	—	115,129,911
Indonesia	—	13,341,806	—	13,341,806
Mexico	24,866,003	—	—	24,866,003
Netherlands	—	51,938,713	—	51,938,713
Singapore	—	12,677,828	—	12,677,828
Switzerland	—	56,655,363	—	56,655,363
Taiwan	—	37,758,721	—	37,758,721
United Kingdom	—	143,015,301	—	143,015,301
United States	770,322,342	—	—	770,322,342
Short-Term Securities
Money Market Funds	7,149,854	—	—	7,149,854
	$ 826,399,086	$ 467,981,876	$ —	$ 1,294,380,962
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